Asset Retirement Obligation (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Asset Retirement Obligation Tables Abstract
Schedule of Reconciliation for asset retirement obligations

A reconciliation for asset retirement obligations is as follows:

	August 31, 2019	August 31, 2018

Balance, beginning of year	$726,143	$715,057
Accretion expense	11,261	11,086

Balance, end of the year	$737,404	$726,143